Schedule of Investments - Virtus Newfleet High Yield Bond ETF
(Formerly known as Virtus Newfleet Dynamic Credit ETF)
April 30, 2021 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 87.3%

Communication Services – 12.4%
Cars.com, Inc., 6.38%, 11/01/28(1)	$45,000	$47,075
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(1)	40,000	41,922
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	45,000	47,025
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	5,093
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	45,000	46,592
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24	10,000	10,457
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	20,000	20,330
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	15,000	10,969
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	35,000	18,955
DISH DBS Corp., 7.75%, 07/01/26	50,000	57,687
Frontier Communications Corp., 6.75%, 05/01/29(1)	45,000	47,468
iHeartCommunications, Inc., 8.38%, 05/01/27	21,420	23,010
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	20,000	19,400
Live Nation Entertainment, Inc., 5.63%, 03/15/26(1)	35,000	36,453
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	30,000	30,309
Meredith Corp., 6.88%, 02/01/26	27,000	27,743
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(1)	35,000	35,048
Playtika Holding Corp., 4.25%, 03/15/29(1)	40,000	39,800
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 09/15/26(1)	20,000	20,395
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 09/15/28(1)	30,000	31,295
TripAdvisor, Inc., 7.00%, 07/15/25(1)	30,000	32,438
Twitter, Inc., 3.88%, 12/15/27(1)	60,000	63,225
Univision Communications, Inc., 5.13%, 02/15/25(1)	60,000	61,092
Total Communication Services		773,781
Consumer Discretionary – 18.1%
Adtalem Global Education, Inc., 5.50%, 03/01/28(1)	45,000	45,169
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	55,000	58,162
Aramark Services, Inc., 6.38%, 05/01/25(1)	30,000	31,950
BCPE Ulysses Intermediate, Inc., 7.75%, 04/01/27, 7.75% Cash. 8.50% PIK(1)(2)	35,000	36,119
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/29(1)	10,000	10,262
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	15,000	15,967
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	15,000	16,687
Carnival Corp., 11.50%, 04/01/23 (1)	20,000	23,009
Carnival Corp., 7.63%, 03/01/26(1)	5,000	5,481
Carriage Services, Inc., 4.25%, 05/15/29(1)	20,000	19,925
Carvana Co., 5.63%, 10/01/25(1)	30,000	30,937
Carvana Co., 5.88%, 10/01/28(1)	15,000	15,597
Cinemark USA, Inc., 5.88%, 03/15/26(1)	40,000	41,500

Security Description	Principal	Value
CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27 (1)	$25,000	$27,031
Crocs, Inc., 4.25%, 03/15/29(1)	40,000	40,718
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	35,000	36,528
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	15,000	14,850
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	15,000	14,869
FirstCash, Inc., 4.63%, 09/01/28(1)	35,000	36,010
Ford Motor Co., 9.00%, 04/22/25	25,000	30,563
Golden Nugget, Inc., 8.75%, 10/01/25(1)	40,000	42,150
International Game Technology PLC, 5.25%, 01/15/29 (1)	5,000	5,308
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	41,350
M/I Homes, Inc., 4.95%, 02/01/28	40,000	42,137
Magic Mergeco, Inc., 5.25%, 05/01/28(1)	5,000	5,069
Magic Mergeco, Inc., 7.88%, 05/01/29(1)	15,000	15,431
Marriott Ownership Resorts, Inc., 4.75%, 01/15/28	40,000	40,617
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	30,000	30,000
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	40,000	40,652
NCL Corp. Ltd., 5.88%, 03/15/26(1)	25,000	26,162
NCL Finance Ltd., 6.13%, 03/15/28(1)	10,000	10,547
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	35,000	35,845
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	5,000	5,324
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(1)	25,000	27,630
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(1)	10,000	10,500
Scientific Games International, Inc., 8.25%, 03/15/26(1)	20,000	21,575
Scientific Games International, Inc., 7.00%, 05/15/28(1)	20,000	21,553
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	30,113
Tenneco, Inc., 5.38%, 12/15/24	15,000	15,159
Tenneco, Inc., 5.13%, 04/15/29(1)	35,000	34,781
Vista Outdoor, Inc., 4.50%, 03/15/29(1)	45,000	45,030
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	35,000	36,234
Total Consumer Discretionary		1,134,501
Consumer Staples – 4.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	65,000	67,681
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/25(1)	30,000	31,219
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	31,021
Post Holdings, Inc., 4.50%, 09/15/31(1)	55,000	54,673

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)
(Formerly known as Virtus Newfleet Dynamic Credit ETF)
April 30, 2021 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Consumer Staples (continued)
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	$15,000	$15,207
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	40,000	41,421
Vector Group Ltd., 5.75%, 02/01/29(1)	15,000	15,116
Total Consumer Staples		256,338
Energy – 10.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.88%, 05/15/26(1)	30,000	32,737
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	40,811
Antero Resources Corp., 8.38%, 07/15/26(1)	15,000	16,862
Antero Resources Corp., 7.63%, 02/01/29(1)	5,000	5,428
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	25,000	26,885
Cheniere Energy, Inc., 4.63%, 10/15/28(1)	25,000	26,098
Chesapeake Energy Corp., 5.50%, 02/01/26(1)	30,000	31,688
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	5,000	5,394
Citgo Holding, Inc., 9.25%, 08/01/24(1)	15,000	15,469
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	36,269
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	5,000	5,126
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	55,000	55,997
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	10,000	10,938
EQM Midstream Partners LP, 6.50%, 07/01/27(1)	10,000	11,055
EQM Midstream Partners LP, 4.50%, 01/15/29(1)	10,000	9,950
EQM Midstream Partners LP, 4.75%, 01/15/31(1)	10,000	9,912
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	25,000	25,496
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	25,000	25,813
Indigo Natural Resources LLC, 5.38%, 02/01/29(1)	40,000	39,750
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	25,000	25,789
Occidental Petroleum Corp., 2.70%, 08/15/22	10,000	10,075
Occidental Petroleum Corp., 5.88%, 09/01/25	15,000	16,406
Occidental Petroleum Corp., 5.50%, 12/01/25	5,000	5,381
Occidental Petroleum Corp., 3.50%, 08/15/29	20,000	19,125
Occidental Petroleum Corp., 6.63%, 09/01/30	20,000	22,826
Occidental Petroleum Corp., 6.13%, 01/01/31	20,000	22,275
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	40,000	40,278
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31(1)	15,000	15,699
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	12,500
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	20,000	20,999

Security Description	Principal	Value
CORPORATE BONDS (continued)

Energy (continued)
Total Energy		$643,031
Financials – 6.1%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	30,898
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/29(1)	10,000	9,787
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), perpetual(3)(4)	34,000	34,551
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	40,000	40,658
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	20,000	21,116
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	55,000	56,169
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	50,000	49,151
Navient Corp., 5.88%, 10/25/24	35,000	36,894
OneMain Finance Corp., 6.88%, 03/15/25	25,000	28,437
OneMain Finance Corp., 7.13%, 03/15/26	25,000	29,250
Prospect Capital Corp., 3.71%, 01/22/26	45,000	45,568
Total Financials		382,479
Health Care – 8.8%
Akumin, Inc., 7.00%, 11/01/25(1)	60,000	62,713
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	21,495
Bausch Health Cos., Inc., 7.00%, 01/15/28(1)	60,000	65,328
Charles River Laboratories International, Inc., 3.75%, 03/15/29(1)	10,000	10,187
Charles River Laboratories International, Inc., 4.00%, 03/15/31(1)	10,000	10,324
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	25,000	26,402
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	15,000	15,697
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	19,876
DaVita, Inc., 4.63%, 06/01/30(1)	35,000	35,481
Encompass Health Corp., 4.50%, 02/01/28	35,000	36,356
Lannett Co., Inc., 7.75%, 04/15/26(1)	15,000	15,196
Legacy LifePoint Health LLC, 4.38%, 02/15/27(1)	45,000	45,058
LifePoint Health, Inc., 5.38%, 01/15/29(1)	5,000	5,007
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(1)	15,000	16,191
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	6,000	6,593
Prime Healthcare Services, Inc., 7.25%, 11/01/25(1)	5,000	5,386
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	40,000	40,675
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	20,000	17,750
Tenet Healthcare Corp., 4.88%, 01/01/26(1)	45,000	46,812
Tenet Healthcare Corp., 6.25%, 02/01/27(1)	30,000	31,503

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)
(Formerly known as Virtus Newfleet Dynamic Credit ETF)
April 30, 2021 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Health Care (continued)
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	$15,000	$15,751
Total Health Care		549,781
Industrials – 7.9%
American Airlines Group, Inc., 5.00%, 06/01/22(1)	20,000	19,875
American Airlines, Inc., 11.75%, 07/15/25(1)	55,000	68,956
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(1)	5,000	5,256
Boeing Co. (The), 5.93%, 05/01/60	30,000	39,219
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	40,000	39,854
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	40,000	41,542
Delta Air Lines, Inc., 3.75%, 10/28/29	30,000	29,911
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	35,000	36,444
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	10,000	11,563
LBM Acquisition LLC, 6.25%, 01/15/29(1)	15,000	15,419
Spirit AeroSystems, Inc., 3.95%, 06/15/23	20,000	19,863
Spirit AeroSystems, Inc., 5.50%, 01/15/25(1)	35,000	37,056
TransDigm, Inc., 6.25%, 03/15/26(1)	35,000	37,100
TransDigm, Inc., 5.50%, 11/15/27	40,000	41,680
Uber Technologies, Inc., 7.50%, 05/15/25(1)	35,000	37,918
United Airlines, Inc., 4.38%, 04/15/26(1)	5,000	5,195
United Airlines, Inc., 4.63%, 04/15/29(1)	5,000	5,202
Total Industrials		492,053
Information Technology – 6.7%
Banff Merger Sub, Inc., 9.75%, 09/01/26(1)	20,000	21,300
J2 Global, Inc., 4.63%, 10/15/30(1)	45,000	46,123
NCR Corp., 5.13%, 04/15/29(1)	45,000	46,350
Plantronics, Inc., 4.75%, 03/01/29(1)	40,000	39,450
Rocket Software, Inc., 6.50%, 02/15/29(1)	35,000	35,472
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	51,714
SS&C Technologies, Inc., 5.50%, 09/30/27(1)	45,000	47,863
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/25(1)	45,000	46,631
Viasat, Inc., 5.63%, 09/15/25(1)	45,000	46,069
Xerox Holdings Corp., 5.50%, 08/15/28(1)	35,000	36,619
Total Information Technology		417,591
Materials – 6.2%
Chemours Co. (The), 5.75%, 11/15/28(1)	40,000	42,546
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	15,000	16,294
Cleveland-Cliffs, Inc., 4.63%, 03/01/29(1)	5,000	5,101
Commercial Metals Co., 3.88%, 02/15/31	40,000	40,055
Freeport-McMoRan, Inc., 5.45%, 03/15/43	30,000	36,675
Hecla Mining Co., 7.25%, 02/15/28	45,000	49,327
Louisiana-Pacific Corp., 3.63%, 03/15/29(1)	60,000	60,225
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	40,000	38,950
Resolute Forest Products, Inc., 4.88%, 03/01/26(1)	25,000	25,531
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	20,000	21,304
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	20,000	20,433
U.S. Steel Corp., 6.88%, 03/01/29	30,000	31,356
Total Materials		387,797

Security Description	Principal	Value
CORPORATE BONDS (continued)

Real Estate – 4.8%
ESH Hospitality, Inc., 4.63%, 10/01/27(1)	$40,000	$42,452
Iron Mountain, Inc., 4.88%, 09/15/29(1)	45,000	45,923
iStar, Inc., 4.25%, 08/01/25	40,000	40,618
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	35,000	34,970
Service Properties Trust, 7.50%, 09/15/25	45,000	51,040
Service Properties Trust, 5.50%, 12/15/27	15,000	15,808
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(1)	65,000	67,187
Total Real Estate		297,998
Utilities – 1.9%
PG&E Corp., 5.25%, 07/01/30	40,000	42,750
Talen Energy Supply LLC, 6.63%, 01/15/28(1)	45,000	45,357
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	30,000	32,231
Total Utilities		120,338
Total Corporate Bonds
(Cost $5,324,501)		5,455,688
TERM LOANS – 5.8%

Aerospace – 1.3%
American Airlines, Inc., 0.00%, (3-Month USD LIBOR + 4.75%), 04/20/28(5)	5,000	5,149
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(3)	50,000	53,437
United Airlines, Inc., 0.00%, (3-Month USD LIBOR + 3.75%), 04/21/28(5)	25,000	25,328
Total Aerospace		83,914
Financials – 0.2%
Asurion LLC, 5.36%, (1-Month USD LIBOR + 5.25%), 01/31/28(3)	10,000	10,160

Forest Prod/Containers – 0.4%
Kloeckner Pentaplast of America, Inc., 5.25%, (3-Month USD LIBOR + 4.75%), 02/04/26(3)	25,000	24,976

Gaming/Leisure – 0.5%
ECL Entertainment LLC, 0.00%, (1-Month USD LIBOR + 7.50%), 03/31/28(5)	10,000	10,225
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(3)	24,846	23,843
Total Gaming/Leisure		34,068
Health Care – 1.2%
One Call Corp., 0.00%, (3-Month USD LIBOR + 5.50%), 04/08/27(5)	35,000	35,306
Viant Medical Holdings Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 07/02/25(3)	39,898	38,832
Total Health Care		74,138
Information Technology – 1.2%
Applied Systems, Inc., 0.00%, (3-Month USD LIBOR + 5.50%), 09/19/25(5)	60,000	60,662
Infinite Bidco LLC, 7.50%, (3-Month USD LIBOR + 7.00%), 02/23/29(3)	15,000	15,113
Total Information Technology		75,775

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)
(Formerly known as Virtus Newfleet Dynamic Credit ETF)
April 30, 2021 (unaudited)

Security Description	Principal/Shares	Value
TERM LOANS (continued)

Media/Telecom - Telecommunications – 0.3%
Securus Technologies Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 11/01/24(3)	$19,948	$18,546

Service – 0.7%
Grab Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 01/29/26(3)	40,000	40,850
Total Term Loans
(Cost $354,335)		362,427
FOREIGN BONDS – 5.0%
Communication Services – 1.2%
Telesat Canada / Telesat LLC, 5.63%, 12/06/26 (Canada)(1)	5,000	5,031
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	70,000	68,863
Total Communication Services		73,894
Energy – 1.1%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(3)(4)	40,000	43,040
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	25,812
Total Energy		68,852
Health Care – 0.5%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	32,909
Industrials – 1.3%
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(1)	45,000	45,732
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	35,000	36,468
Total Industrials		82,200
Materials – 0.9%
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	20,000	20,829
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	25,000	31,131
Total Materials		51,960
Total Foreign Bonds
(Cost $291,136)		309,815
MONEY MARKET FUND - 6.0%
JP Morgan U.S. Government Money Market Institutional Shares, 0.01%(6) (Cost $376,977)	376,977	376,977
TOTAL INVESTMENTS - 104.1%
(Cost $6,346,949)		6,504,907
Liabilities in Excess of Other Assets - (4.1)%		(253,555)
Net Assets - 100.0%		$6,251,352

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2021, the aggregate value of these securities was $4,433,910, or 70.9% of net assets.
(2)	Payment in-kind security.
(3)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(4)	Perpetual security with no stated maturity date.
(5)	The loan will settle after April 30, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(6)	The rate shown reflects the seven-day yield as of April 30, 2021.

Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
PIK — Payment in-Kind
USD — United States Dollar

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)
(Formerly known as Virtus Newfleet Dynamic Credit ETF)
April 30, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$5,455,688	$—	$5,455,688
Term Loans	—	362,427	—	362,427
Foreign Bonds	—	309,815	—	309,815
Money Market Fund	376,977	—	—	376,977
Total	$376,977	$6,127,930	$—	$6,504,907